Provision for Income Taxes (Details 1)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Provision For Income Taxes [Abstract]
Federal statutory rate		(34.00%)
State income taxes, net of federal		0.00%
Valuation allowance		34.00%
Effective tax rate of income before taxes and federal statutory rate	34.00%	0.00%